Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000163318
Shareholder Report [Line Items]
Fund Name	Baywood SociallyResponsible Fund
Class Name	Institutional
Trading Symbol	BVSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baywood SociallyResponsible Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Baywood SociallyResponsible Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

Additional Information Phone Number	(855) 409-2297
Additional Information Website	https://www.skba.com/baywood-funds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

The SociallyResponsible fund outperformed the broad market benchmark for the six months ending in March. It was a tale of two markets over the last 6 months, with the market appearing euphoric at the potential for continued economic strength when the Republicans won the Presidency and Congress at the end of 2024, to a near complete reversal at the realization many had perhaps received more than they bargained for with the wide-ranging policy changes. With the market seemingly trying to find its footing amongst the increasingly complicated and adversarial political environment it is no surprise that investors have once again shown a preference for less risky assets. How risk assets are defined, however, can sometimes change with the prevailing environment. Healthcare, consumer staples, utilities and telecom companies, for example, can typically be defined as less risky since they generally tend to be less cyclical.

However, there are environments where some of these sectors do not hold up well during periods of heightened volatility, the current market being a good example. Healthcare has been a notable example, in part due to the presidential cycle as health care has been a “hot” political topic for several cycles. Price controls enacted by the prior administration coupled with the new administration’s bent on reducing reliance on the public sector’s contribution to the health industry creates the potential for a near disastrous outcome for a number of companies in the healthcare sector. It is of little surprise that the SociallyResponsible fund’s holdings in healthcare were the largest detractor to returns for the period. However, there are a few distinctions to make about the holdings as compared to the benchmark. Fortrea, Dentsply Sirona, Regeneron and Avantor all declined more than the average benchmark holdings and are now in extreme valuation discount territory. All of these companies suffer from the pause in pharmaceutical companies spending on research and development due to the disincentives created by the current political environment. We believe this pause is temporary and any rebound in healthcare spending could see the prices of these companies rebound significantly off of very low valuations

Stocks in the consumer discretionary and industrial sector also detracted from returns in the period. Companies in the industrial sector can be highly cyclical and suffer from the expectation of a slowdown in economic growth. Nvent is one such company, which has been a very successful investment for the SociallyResponsible fund over our holding period, but witnessed price declines in its stock as the market appears to be anticipating a slowdown in its industry. We believe the market is overreacting as a slowdown does not appear imminent and though the company is cyclical we believe it will continue to gain share in its end markets and any slowdown will only be temporary.

Holdings in the energy, financial and information technology sector mostly offset performance from healthcare and industrials. Texas Pacific Land Corporation and Kinder Morgan, two energy companies not involved in the extraction of oil were top performers and top holdings during the period. Both companies have been ignored by the market’s narrow focus on the largest companies and were rewarded by investors by a broadening of ownership. Nothing has changed fundamentally about these companies, they were simply under-owned and appreciated by the market until recently. W. R. Berkley, AIG and the CME all returned greater than 20% in the quarter and contributed greatly to the sector’s performance. Both property and casualty insurance companies outperformed peers in the quarter. In the information technology sector, IBM continues its run of strong fundamental performance under the stewardship of Arvind Krishna. After spinning off its non-IT related consulting business, acquiring Red Hat amongst others, reducing debt and re-focusing capital allocation priorities, IBM has been one of the most underappreciated investments in the technology sector. It has performed better than many of the magnificent 7 stocks over the last three years, which continued during the period.

Building a portfolio of companies that have been neglected by years of the markets’ near-singular focus on a small group of technology giants has produced a great opportunity for investors in the SociallyResponsible fund. Owning companies whose fundamentals appear to us as mispriced provides us with confidence in what we believe are going to be turbulent markets going forward. It is our opinion that most of the market risk lies in the massive weights of the most highly valued stocks in many benchmarks and strategies. For SKBA’s in depth investment perspectives, please visit our website at www.skba.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional ClassFootnote Reference*	Morningstar US Market TR Index	Morningstar US Large Value TR Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$10,114	$10,008	$10,094
09/30/15	$9,100	$9,305	$9,359
12/31/15	$9,130	$9,894	$10,000
03/31/16	$9,036	$10,001	$10,344
06/30/16	$9,320	$10,261	$10,795
09/30/16	$9,865	$10,697	$11,037
12/31/16	$10,419	$11,125	$11,891
03/31/17	$10,736	$11,782	$12,189
06/30/17	$10,777	$12,144	$12,245
09/30/17	$11,264	$12,693	$12,844
12/31/17	$12,161	$13,513	$13,685
03/31/18	$11,751	$13,431	$13,256
06/30/18	$12,009	$13,929	$13,318
09/30/18	$12,690	$14,934	$14,243
12/31/18	$10,619	$12,831	$12,878
03/31/19	$11,894	$14,639	$14,207
06/30/19	$12,408	$15,253	$14,648
09/30/19	$12,474	$15,449	$15,115
12/31/19	$13,439	$16,837	$16,187
03/31/20	$9,345	$13,374	$12,125
06/30/20	$10,929	$16,314	$13,634
09/30/20	$11,631	$17,821	$14,036
12/31/20	$14,008	$20,356	$16,087
03/31/21	$15,922	$21,580	$17,716
06/30/21	$16,920	$23,386	$18,393
09/30/21	$16,644	$23,393	$18,161
12/31/21	$17,774	$25,605	$19,544
03/31/22	$18,104	$24,241	$19,864
06/30/22	$15,918	$20,157	$18,244
09/30/22	$15,549	$19,233	$16,950
12/31/22	$17,646	$20,630	$19,596
03/31/23	$17,895	$22,156	$19,737
06/30/23	$18,300	$24,038	$20,537
09/30/23	$18,207	$23,272	$20,286
12/31/23	$19,889	$26,084	$21,913
03/31/24	$21,483	$28,754	$23,861
06/30/24	$21,502	$29,754	$23,721
09/30/24	$23,253	$31,558	$25,778
12/31/24	$22,791	$32,368	$25,132
03/31/25	$23,078	$30,868	$26,626

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional ClassFootnote Reference*	7.42%	19.82%	8.72%
Morningstar US Market TR Index	7.35%	18.21%	11.93%
Morningstar US Large Value TR Index	11.59%	17.04%	10.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 18,906,841
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ (58,569)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$18,906,841
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(58,569)

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Financials	26.2%
Health Care	19.6%
Technology	10.5%
Energy	7.8%
Capital Goods / Industrials	7.7%
Consumer Staples	6.1%
Real Estate	5.7%
Consumer Discretionary	5.3%
Basic Materials	4.4%
Communication Services	4.0%
Transportation	1.5%
Utilities	1.2%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

W R Berkley Corp.	4.68%
American Express Co.	4.05%
Kinder Morgan, Inc.	4.03%
Medtronic PLC	3.80%
Berkshire Hathaway, Inc., Class B	3.70%
nVent Electric PLC	3.61%
CME Group, Inc.	3.53%
Kenvue, Inc.	3.29%
International Business Machines Corp.	3.17%
American International Group, Inc.	3.07%

* excluding cash equivalents

C000132967
Shareholder Report [Line Items]
Fund Name	Baywood ValuePlus Fund
Class Name	Institutional
Trading Symbol	BVPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baywood ValuePlus Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Baywood ValuePlus Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

Additional Information Phone Number	(855) 409-2297
Additional Information Website	https://www.skba.com/baywood-funds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

For the six months ended in March, we are quite pleased with the returns of the Baywood ValuePlus fund relative to its recently assigned broad market benchmark. What a change an administration can make and what a contrast to the prior six months. The final months of 2024 ushered in animal spirits that we believe resulted in consensus market expectations in the double digits for stocks in 2025. The last time expectations were this high was in 2000! With caution thrown to the wind, the inauguration of a new, yet previously elected, president and the promise of Artificial Intelligence which are being compared to the invention of the internal combustion engine, stocks had only one way to go – UP. Warren Buffett, who has experienced a few market cycles of his own, was perhaps not as convinced, as witnessed by his gradually raising cash and being satisfied – at least for the time being – with 4% T-Bills.

Much of the euphoria vanished in February, however, as the market’s top-heaviness began to suffer from vertigo. The Trump administration’s economic war on the world did little to assuage already tense nerves. One of the clear takeaways from the current regime is that stability will not figure prominently in the near term. This may be good or bad though investors have decidedly voted on which.

The last six months has witnessed a pivot from America being the beacon of soft power and democracy around the world to America First, Last and Only where decisions are reduced to a transactional cost-benefit analysis. As of this writing, it is unclear whether the U.S. has any economic allies left. Yet it is uncertain environments like the current one that offer opportunities the likes of which we have not seen in years. It is perhaps convenient to hold the Trump administration responsible for swift market declines yet reality is more subtle. Recent pronouncements may have been just the spark while elevated valuations and concentrated markets were the fuel. The setup for an uninterrupted market increase was not good. Markets have declined suddenly in the past for reasons altogether different than today’s so we cannot fully blame tariffs or geopolitics. Rather, it is simply that investors despise uncertainty, as the dictum goes.

Baywood ValuePlus thrives on market uncertainty as many of our companies tend to have little of it, relatively speaking. We seek established businesses with at times limited re-investment opportunities, improving or abundant cash flows, and returns to shareholders in all forms including dividends. Our price-sensitivity also makes us reluctant to pay high prices. We desire a high likelihood of earning over 10% in total returns in each of our holdings without making heroic assumptions. Often times, our base-case implies much better outcomes.

The recent correction has meant that companies with positive returns were much harder to come by. During the period, the Fund’s exposure to healthcare was the largest detractor to overall returns while technology, industrials, energy and financials all contributed meaningfully. Holdings that declined the most included NetApp, NXP, Kontoor, Target, Royal Philips and Dentsply Sirona, all down 20% or more and Genuine Parts, Hasbro, Lear, Lowe’s and Merck declining over 10%. The largest gainers included AT&T, Darden, Kinder Morgan, AIG, Charles Schwab, The CME Group and Wells Fargo all increasing 20% or more and Cisco, IBM and Chevron increasing over 10%.

Many discretionary and healthcare related stocks suffered greatly, a clear reaction to economic growth and healthcare spending concerns. With respect to healthcare, while the companies being impacted are different this time, the level of uncertainty is not altogether dis-similar to past episodes during the Obama and Clinton administrations. Once all is said and done, the reset should offer investors a long runway for attractive returns.

Downturns are not pleasant to go through yet Investing through them is a necessary ingredient to creating a long-term track record.

For SKBA’s in depth investment perspectives, please visit our website at www.skba.com

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	Morningstar US Market TR Index	Morningstar US Large Value TR Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$9,960	$10,008	$10,094
09/30/15	$9,077	$9,305	$9,359
12/31/15	$9,618	$9,894	$10,000
03/31/16	$9,782	$10,001	$10,344
06/30/16	$10,182	$10,261	$10,795
09/30/16	$10,585	$10,697	$11,037
12/31/16	$11,311	$11,125	$11,891
03/31/17	$11,523	$11,782	$12,189
06/30/17	$11,642	$12,144	$12,245
09/30/17	$12,236	$12,693	$12,844
12/31/17	$13,135	$13,513	$13,685
03/31/18	$13,026	$13,431	$13,256
06/30/18	$13,237	$13,929	$13,318
09/30/18	$13,774	$14,934	$14,243
12/31/18	$11,794	$12,831	$12,878
03/31/19	$13,046	$14,639	$14,207
06/30/19	$13,374	$15,253	$14,648
09/30/19	$13,560	$15,449	$15,115
12/31/19	$14,568	$16,837	$16,187
03/31/20	$10,177	$13,374	$12,125
06/30/20	$12,027	$16,314	$13,634
09/30/20	$12,370	$17,821	$14,036
12/31/20	$14,645	$20,356	$16,087
03/31/21	$16,274	$21,580	$17,716
06/30/21	$17,144	$23,386	$18,393
09/30/21	$16,922	$23,393	$18,161
12/31/21	$17,868	$25,605	$19,544
03/31/22	$18,870	$24,241	$19,864
06/30/22	$17,112	$20,157	$18,244
09/30/22	$16,217	$19,233	$16,950
12/31/22	$18,623	$20,630	$19,596
03/31/23	$18,610	$22,156	$19,737
06/30/23	$19,105	$24,038	$20,537
09/30/23	$18,812	$23,272	$20,286
12/31/23	$20,727	$26,084	$21,913
03/31/24	$22,401	$28,754	$23,861
06/30/24	$21,981	$29,754	$23,721
09/30/24	$23,978	$31,558	$25,778
12/31/24	$23,399	$32,368	$25,132
03/31/25	$24,345	$30,868	$26,626

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	8.68%	19.06%	9.31%
Morningstar US Market TR Index	7.35%	18.21%	11.93%
Morningstar US Large Value TR Index	11.59%	17.04%	10.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,383,138
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ (65,685)
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$5,383,138
# of Portfolio Holdings	57
Portfolio Turnover Rate	12%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(65,685)

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Financials	21.5%
Health Care	13.8%
Consumer Staples	9.1%
Energy	8.9%
Capital Goods / Industrials	8.9%
Technology	8.6%
Consumer Discretionary	7.9%
Real Estate	6.5%
Communication Services	5.5%
Utilities	4.1%
Basic Materials	3.0%
Transportation	2.2%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

RTX Corp.	4.28%
AT&T, Inc.	3.94%
Medtronic PLC	3.72%
Kinder Morgan, Inc.	3.11%
CME Group, Inc.	3.11%
International Business Machines Corp.	3.01%
Corebridge Financial, Inc.	2.49%
Kenvue, Inc.	2.47%
3M Co.	2.38%
Merck & Co., Inc.	2.36%

* excluding cash equivalents